Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expense By Nature [Abstract]
Schedule of Operating Expenses by Nature

	Year ended December 31,
in USD ‘000	2017	2016	2015
External research and development costs	43,268	16,811	10,784
Staff costs (note 14)	17,999	7,436	7,313
Professional fees	2,862	4,016	743
Rents	592	427	367
Travel expenses	1,073	541	313
Patent registration costs	426	512	87
Depreciation	70	46	36
Other	1,190	374	203
Total operating expenses by nature	67,480	30,163	19,846

Summary of Depreciation Expense

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2017	2016	2015
Research and development expenses	44	35	28
General and administrative expenses	26	11	8
Total depreciation	70	46	36